S000010515 [Member] Expense Example - AB Tax-Managed Wealth Appreciation Strategy	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 521
Expense Example, with Redemption, 3 Years	777
Expense Example, with Redemption, 5 Years	1,053
Expense Example, with Redemption, 10 Years	1,839
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276	[1]
Expense Example, with Redemption, 3 Years	599
Expense Example, with Redemption, 5 Years	1,049
Expense Example, with Redemption, 10 Years	2,102
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	$ 1,189

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.